Offerings	Sep. 05, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.146% Non-Viability Contingent Capital Subordinated Notes due 2034
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	100
Maximum Aggregate Offering Price	$ 1,000,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 147,600
Offering Note
(1)
The prospectus supplement to which this Exhibit is attached is a final prospectus and relates
to the
non-automatic
shelf registration statement on Form
F-3
(File
No. 333-262557)
filed by the Registrant for the sale of u
p to US$75,0
00,000,000 of the Registrant’s securities, which became effective on March 4, 2022 (the “Registration Statement”).

Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), th
e US$7
5,000,000,000 of securities covered by the Registration Statement includes (i) US$12,680,891,755 aggregate principal amount or offering price of the Registrant’s senior debt securities that were unsold as of March 3, 2022 (the “Unsold Securities”) that were previously registered by the Registrant on the registration statement on Form
F-3
under the Securities Act (File
No. 333-231751)
filed on June 18, 2019 (the “2019
F-3
Registration Statement”) and (ii) US$199,872,800 aggregate principal amount or offering price of the Registrant’s warrants that were unsold as of March 3, 2022 (the “Unsold Warrants”) that were previously registered by the Registrant on the registration statement on Form
F-3
under the Securities Act (File
No.
333-239012
)
filed on July 10, 2020 (the “2020
F-3
Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with the Unsold Securities and the Unsold Warrants were applied to the Unsold Securities and Unsold Warrants that were carried forward to the Registration Statement.
On February 7, 2022, the Registrant pai
d US$5,3
72,520.17 in connection with the filing of the Registration Statement and o
n March 4, 2022, the R
egistrant paid a net registration fee of US$17,112.27. Such prior registration fees were estimated solely to calculate the registration fee in accordance with Rule 457(o), based on the proposed maximum aggregate offering price, under the Securities Act.
Prior to the offering to which the prospectus supplement relates, US$42,350,000,000 of securities have been issued under the Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.00%
Amount of Registration Fee	$ 0
Offering Note
(1)
The prospectus supplement to which this Exhibit is attached is a final prospectus and relates
to the
non-automatic
shelf registration statement on Form
F-3
(File
No. 333-262557)
filed by the Registrant for the sale of u
p to US$75,0
00,000,000 of the Registrant’s securities, which became effective on March 4, 2022 (the “Registration Statement”).

Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), th
e US$7
5,000,000,000 of securities covered by the Registration Statement includes (i) US$12,680,891,755 aggregate principal amount or offering price of the Registrant’s senior debt securities that were unsold as of March 3, 2022 (the “Unsold Securities”) that were previously registered by the Registrant on the registration statement on Form
F-3
under the Securities Act (File
No. 333-231751)
filed on June 18, 2019 (the “2019
F-3
Registration Statement”) and (ii) US$199,872,800 aggregate principal amount or offering price of the Registrant’s warrants that were unsold as of March 3, 2022 (the “Unsold Warrants”) that were previously registered by the Registrant on the registration statement on Form
F-3
under the Securities Act (File
No.
333-239012
)
filed on July 10, 2020 (the “2020
F-3
Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with the Unsold Securities and the Unsold Warrants were applied to the Unsold Securities and Unsold Warrants that were carried forward to the Registration Statement.
On February 7, 2022, the Registrant pai
d US$5,3
72,520.17 in connection with the filing of the Registration Statement and o
n March 4, 2022, the R
egistrant paid a net registration fee of US$17,112.27. Such prior registration fees were estimated solely to calculate the registration fee in accordance with Rule 457(o), based on the proposed maximum aggregate offering price, under the Securities Act.
Prior to the offering to which the prospectus supplement relates, US$42,350,000,000 of securities have been issued under the Registration Statement.

(2)
Includes an indeterminate number of common shares (the “Common Shares”) of The Toronto-Dominion Bank issuable upon conversion of the 5.146%
Non-Viability
Contingent Capital Subordinated Notes due 2034 (the “Notes”).

(3)
Pursuant to Rule 457(i) under the Securities Act, no separate registration fee is required for the Common Shares issuable upon conversion of the Notes because no additional consideration will be received in connection with the conversion of the Notes.